19. Borrowing and financing	12 Months Ended
Dec. 31, 2019
Borrowings [abstract]
Borrowing and financing

19. Borrowing and financing

These are recorded as financial liabilities measured at amortized cost, being represented by non-derivative financial liabilities that are not usually traded before maturity.

They are initially recognized at fair value, and subsequently measured based on the effective interest rate method. The appropriation of financial expenses based on the effective interest rate method is recorded in income, under financial expenses.

Description	Currency	Charges	Maturity	Dec/2019	Dec/2018
BNDES (1)	URTJLP	TJLP to TJLP + 2,52 % p.a.	Jul/22	240,008	578,312
BNDES (1)	UM143	SELIC + 2.52% p.a.	Jul/22	374,461	489,421
BNDES (PSI) (1)	R$	3.50% p.a.	Jan/21	18,071	56,804
KFW (2)	USD	Libor 6M+ 1.35% p.a.	Apr/19	-	43,420
KFW Finnvera (2)	USD	Libor 6M+ 0.75% p.a.	Jan/24 to Dec/25	330,217	378,595
Debentures (2)	R$	104.1% of the CDI	Jul/20	1,025,965	-
Cisco Capital (3)	USD	2.50% p.a.	Dec/20	40,366	116,465
Total				2,029,088	1,663,017
Current				(1,384,180)	(698,728)
Non-current				644,908	964,289

Guarantees:

(1)  Guaranteed by the holding company TIM Participações and collateral of some receivables of the subsidiary.

(2)  Guaranteed by the holding company TIM Participações.

(3) No guarantee.

The financing arranged by the subsidiary with BNDES was raised for the purpose of expanding the mobile phone network. The agreements include covenants that require certain financial and non-financial indexes calculated every six months. The Company, TIM Participações, has complied with these financial ratios. The financial indexes are: (1) Shareholders' equity over total assets; (2) EBITDA over net financial expenses; (3) Total financial debt over EBITDA and (4) Short-term net financial debt over EBITDA.

In May 2018, the Company obtained a new line of credit in the amount of R$ 1,500 million from BNDES to finance investments in fixed assets (Capex) for the three-year period 2017-2019 with a term of use up to December 2019. As of March 2019, with the contracting of Finame Direto, the Company replaced the sub-credit "B" of this contract (equivalent to R$ 390 million). This new credit line in the amount of R$ 390 million with Finame, a company of the BNDES system, aimed at improving the conditions of one of the sub-credits, of equal value, contracted with BNDES in May 2018, both in terms of term and cost. The cost of this line is TLP (Long Term Interest Rate) plus interest of up to 1.44% per year and its availability extends until December 2020, without any reimbursement obligations.

The table below sets forth the status of the financing and credit facilities available:

Type	Currency	Date of opening	Term	Total amount	Undrawn balance	Amount used as at December 31, 2019	Amount expired until December 31, 2019
BNDES (1)	TJLP	May/18	Dec/19	1,090,000	-	-	1,090,000
BNDES (2)	TJLP	May/18	Dec/19	20,000	-	-	20,000
FINAME	TLP	Mar/19	Dec/20	390,000	390,000	-	-
Total R$				1,500,000	390,000	-	1,110,000

Purpose:

(i)	Support for the TIM investment plan for the years 2017 to 2019 including, but not limited to, the acquisition of Brazilian equipment.
(ii)	Investment in social projects involving the community.
(iii)	Investment solely toward the purchase of machinery and equipment, industrial systems and/or other components manufactured in the country.

The Investment Sustainment Program (“PSI”) financing lines, obtained from BNDES, refer to specific programs of this institution and have interest rates lower than those used in BNDES’ ordinary operations. The balance as at December 31, 2019, corresponding to the adjustment of the subsidy granted by the BNDES for all the PSI lines, was approximately R$42 million. This amount was recorded in “Deferred revenue” under the “Government subsidies” (Note 22) line and deferred for the useful life of the asset being financed and appropriated to income in “Subsidy income” (Note 28).

In January 2019, the Company, through its subsidiary, issued the first simple non-convertible debentures, unsecured, in the amount of R$ 1,000 million. The issue aimed at reinforcing the Company's working capital and will mature in July 2020, being remunerated at 104.10% CDI.

The subsidiary has swap transactions to protect itself fully against any devaluation of the Brazilian currency against the US Dollar in its borrowing and financing transactions. Nevertheless, this is not classified as hedge accounting (see note 36).

The long-term portions of borrowing and financing as at December 31, 2019 mature as follows:

2021	305,171
2022	206,324
2023	33,434
2024	78,694
2025	21,285
644,908

The nominal value of loans is consistent with their respective payment schedule.

Borrowing fair value

In Brazil there is no consolidated long-term debt market with the characteristics of the BNDES facilities. In addition to the returns on long-term debt, the institutions take into account the social benefits of each project for which financing is granted. For the purposes of the fair value analysis, based on management's analyses any difference between nominal and fair value is immaterial in the context of the financial statements and debt of the company.

The amount of PSI credit lines is recorded at fair value as at the withdrawal date, and the fair value is calculated considering the CDI rate as at the withdrawal date.

Another transaction contracted with extremely specific features is the financing obtained from KFW Finnvera. This transaction is secured by Finnvera, a Finnish development agency. Given the features of this transaction, the Company believes that its fair value is equal to that shown in the balance sheet.

Regarding the funds raised with Cisco Capital, current market conditions do not indicate the existence of any factor that might lead to a fair value for these transactions different to that shown in the accounting records.